Share Plans (Schedule of Restricted Stock Award Activity) (Details) (Restricted Stock, USD $)	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013
Restricted Stock
Restricted Stock Activity [Roll Forward]
Beginning balance	0
Granted	0
Converted from Questcor Acquisition	1,829,164
Vested	(390,731)
Forfeited	(6,402)
Ending balance	1,432,031
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, restricted share units	$ 70.88	$ 0.00
Weighted-average grant date fair value, granted restricted share units	$ 0.00
Weighted-average grant date fair value, converted from Questcor Acquisition	$ 70.88
Weighted-average grant date fair value, vested restricted share units	$ 70.88
Weighted-average grant date fair value, forfeited restricted share units	$ 70.88